SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Supplemental Cash Flow Information

The following table sets forth non-cash financing and investing activities and other cash flow information for the years ended:

	2012	2011	2010
Non-cash financing and investing activities:
Capital expenditures (1)	$3,402	$2,936	$(2,589)
Capital lease obligations	1,857	4,510	23,437
Non-cash capitalized interest	845	681	3,778
Non-cash interest paid with stock	—	—	1,756
Non-cash Joaquin acquisition and related deferred taxes	64,133	—	—
Other cash flow information:
Interest paid	6,092	11,033	12,676
Capitalized interest	2,663	2,175	9,885
Income taxes paid	54,680	44,396	9,998

(1)	Accrued capital expenditures are recognized in the consolidated statements of cash flows in the period in which they are paid.